OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	£ 6,348	£ 6,348	£ 6,348
Cash flow hedging reserve	(5,168)	(451)	1,507
Foreign currency translation reserve	(44)	(135)	(116)
At 31 December	743	5,400	7,181
Debt securities
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	(393)	(362)	(558)
Equity securities
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	£ 0	£ 0	£ 0